Provisions (Tables)	12 Months Ended
Jun. 30, 2018
Provision for dividends and other liabilities [Member]
Summary of Provisions

	2018	2017
	US$M	US$M
Movement in provision for dividends and other liabilities
At the beginning of the financial year	984	930
Dividends determined	5,221	2,871
Charge/(credit) for the year:
Underlying	337	316
Discounting	4	5
Exchange variations	3	53
Released during the year	(78)	(122)
Utilisation	(150)	(223)
Dividends paid	(5,325)	(2,921)
Transferred to liabilities held for sale	(39)	–
Transfers and other movements	(13)	75

At the end of the financial year (1)	944	984

Comprising:
Current	290	332
Non-current	654	652

(1)	Includes unpaid dividend determined to non-controlling interest of US$nil (2017: US$105 million).

Employee benefits, restructuring and post-retirement employee benefits provisions [Member]
Summary of Provisions

	2018	2017
	US$M	US$M
Employee benefits (1)	1,232	1,177
Restructuring (2)	8	10
Post-retirement employee benefits	449	438

Total provisions	1,689	1,625

Comprising:
Current	1,148	1,062
Non-current	541	563

(1)	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

(2)	Total restructuring provisions include provisions for terminations and office closures.

Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits

2018	Employee benefits	Restructuring	Post- retirement employee benefits (3)	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,177	10	438	1,625
Charge/(credit) for the year:
Underlying	1,073	6	22	1,101
Discounting	–	–	34	34
Net interest expense	–	–	(15)	(15)
Exchange variations	(29)	–	5	(24)
Released during the year	(31)	(1)	–	(32)
Remeasurement gains taken to retained earnings	–	–	(1)	(1)
Utilisation	(958)	(7)	(34)	(999)

At the end of the financial year	1,232	8	449	1,689

(3)	Refer to note 24 ‘Pension and other post-retirement obligations’.

Closure and rehabilitation provisions [Member]
Summary of Provisions

	2018	2017
	US$M	US$M
At the beginning of the financial year	6,738	6,502
Capitalised amounts for operating sites:
Change in estimate	35	71
Exchange translation	(122)	99
Adjustments charged/(credited) to the income statement:
Increases to existing and new provisions	132	127
Exchange translation	(11)	9
Released during the year	(165)	(120)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	352	330
Expenditure on closure and rehabilitation activities	(178)	(132)
Exchange variations impacting foreign currency translation reserve	–	(1)
Divestment and demerger of subsidiaries and operations	–	(146)
Transferred to liabilities held for sale	(450)	–
Other movements	(1)	(1)

At the end of the financial year	6,330	6,738

Comprising:
Current	274	255
Non-current	6,056	6,483

Operating sites	5,120	5,462
Closed sites	1,210	1,276

Samarco dam failure [member]
Summary of Financial Impacts of Samarco Dam Failure

The table below does not include BHP Billiton Brasil’s share of the results of Samarco prior to the Samarco dam failure, which is disclosed in note 28 ‘Investments accounted for using the equity method’, along with the summary financial information related to Samarco as at 30 June 2018.

Financial impacts of Samarco dam failure	2018	2017	2016
	US$M	US$M	US$M
Income statement
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure (1)(2)	(57)	(82)	(70)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure (2)(3)	(80)	(134)	(655)
Impairment of the carrying value of the investment in Samarco (3)	–	–	(525)
Samarco dam failure provision (2)(3)	(429)	(38)	(1,200)

Loss from operations	(566)	(254)	(2,450)
Net finance costs	(84)	(127)	–

Loss before taxation	(650)	(381)	(2,450)
Income tax benefit	–	–	253

Loss after taxation	(650)	(381)	(2,197)

Balance sheet movement
Trade and other payables	4	(3)	(11)
Investments accounted for using the equity method	–	–	(1,180)
Deferred tax assets	–	–	(158)
Provisions	(228)	143	(1,200)
Deferred tax liabilities	–	–	411

Net (liabilities)/assets	(224)	140	(2,138)

		2018		2017		2016
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(650)		(381)		(2,450)
Adjustments for:
Share of loss relating to the Samarco dam failure (2)(3)	80		134		655
Impairment of the carrying value of the investment in Samarco (3)	–		–		525
Samarco dam failure provision (2)(3)	429		38		1,200
Net finance costs (2)	84		127		–
Changes in assets and liabilities:
Trade and other payables	(4)		3		11

Net operating cash flows		(61)		(79)		(59)

Net investment and funding of equity accounted investments (4)		(365)		(442)		–

Net investing cash flows		(365)		(442)		–

Net decrease in cash and cash equivalents		(426)		(521)		(59)

(1)	Includes legal and advisor costs incurred.

(2)

Financial impacts of US$(650) million from the Samarco dam failure relates to US$(80) million share of loss from US$(80) million funding provided during the period, US$(57) million direct costs incurred by BHP Billiton Brasil Ltda and other BHP entities, US$(84) million amortisation of discounting impacting net finance costs, US$(560) million change in estimate and US$131 million exchange translation.

(3)

At 30 June 2016, BHP Billiton Brasil Ltda adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment) and recognised a provision of US$(1,200) million for obligations under the Framework Agreement. US$(572) million of the US$(1,200) million provision represents an additional share of loss from Samarco with the remaining US$(628) million recognised as provision expense.

(4)

Includes US$(80) million funding provided during the period and US$(285) million utilisation of the Samarco dam failure provision, of which US$(281) million allowed for the continuation of reparatory and compensatory programs in relation to the Framework Agreement and a further US$(4) million for dam stabilisation and expert costs.

Summary of Provisions

Provision for Samarco dam failure

		2018		2017
		US$M		US$M
At the beginning of the financial year		1,057		1,200
Movement in provision		228		(143)
Comprising:
Utilised	(285)		(308)
Adjustments charged to the income statement:
Change in estimate	560		60
Amortisation of discounting impacting net finance costs	84		127
Exchange translation	(131)		(22)

At the end of the financial year		1,285		1,057

Comprising:
Current		313		310
Non-current		972		747

At the end of the financial year		1,285		1,057